Product Warranties (Summary Of Changes In Carrying Amount Of Liability For Product Warranties) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning Balance	$ 18	$ 31	$ 31	$ 21
Warranty Accrual	3	1	10	28
Warranty Claims Paid	(2)	(7)	(19)	(16)
Adjustments to Preexisting Accruals	(2)	0	(4)	(2)
Ending Balance	$ 17	$ 25	$ 18	$ 31